Nature of the business, Assets acquired (Details) $ in Thousands												1 Months Ended	12 Months Ended
	Dec. 14, 2021 USD ($) MW	Nov. 25, 2021 USD ($) Solarproject MW	Aug. 06, 2021 USD ($) MW	Jul. 22, 2021	May 14, 2021 USD ($) MW	Apr. 07, 2021 USD ($) MW	Jan. 08, 2021	Jan. 07, 2021	Jan. 06, 2021 USD ($) MW	Apr. 03, 2020 USD ($) MW	Jan. 29, 2019	Jun. 30, 2021 MW	Dec. 31, 2021 USD ($)	Sep. 30, 2021	Jul. 15, 2021 USD ($)	Jun. 15, 2021 USD ($)	Dec. 31, 2020 USD ($)	Aug. 17, 2020 USD ($)	Aug. 16, 2020 USD ($)	May 31, 2020	Dec. 31, 2019 USD ($)
Nature of the business [Abstract]
Investment under the equity method													$ 294,581				$ 116,614				$ 139,925
Ownership interest													49.00%
Number of acquired solar projects | Solarproject		2
Solana [Member]
Nature of the business [Abstract]
Ownership interest													100.00%
Renewable Energy [Member]
Nature of the business [Abstract]
Investment under the equity method													$ 240,302				$ 61,866
Befesa Agua Tenes, S.L.U. [Member]
Nature of the business [Abstract]
Percentage of interest acquired																				51.00%
Ownership interest											51.00%
Liberty Interactive Corporation [Member] | Solana [Member]
Nature of the business [Abstract]
Investment under the equity method																		$ 285,000
Acquisition purchase price																			$ 272,000
Calgary District Energy Center [Member]
Nature of the business [Abstract]
Installed capacity | MW					55
Investment under the equity method					$ 22,700
La Sierpe [Member]
Nature of the business [Abstract]
Installed capacity | MW		20
Investment under the equity method		$ 23,500
Coso [Member]
Nature of the business [Abstract]
Installed capacity | MW						135
Investment under the equity method						$ 130,000
Period of PPA						18 years
Coso [Member] | Project Debt [Member]
Nature of the business [Abstract]
Investment under the equity method															$ 40,000
Rioglass [Member]
Nature of the business [Abstract]
Percentage of interest acquired				42.50%			42.50%						85.00%	42.50%
Investment under the equity method													$ 17,100
Ownership interest				100.00%			57.50%	15.00%
Chile PV 1 [Member] | Renewable Energy [Member]
Nature of the business [Abstract]
Percentage of interest acquired										35.00%
Installed capacity | MW										55
Investment under the equity method										$ 4,000
Chile PV 2 [Member] | Renewable Energy [Member]
Nature of the business [Abstract]
Installed capacity | MW									40
Investment under the equity method									$ 5,000
Vento II [Member]
Nature of the business [Abstract]
Percentage of interest acquired																49.00%
Installed capacity | MW												596
Investment under the equity method																$ 180,700
Ownership interest												51.00%
Period of PPA													5 years
Italy Solar PV [Member]
Nature of the business [Abstract]
Installed capacity | MW			3.7
Investment under the equity method			$ 9,000
la Tolua and Tierra Linda [Member]
Nature of the business [Abstract]
Installed capacity | MW		30
Italy Solar PV 3 [Member]
Nature of the business [Abstract]
Installed capacity | MW	2.5
Investment under the equity method	$ 4,000